UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [X]; Amendment Number: 15
  This Amendment (Check only one.): 	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48306


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI       08/06/2008
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 73

Form 13F Information Table Value Total: 119355 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYSTEMS INCORPORATED     COM              00724F101      704    11225 SH       SOLE                    11100               125
AFFILIATED MANAGERS GROUP      COM              008252108     1802    26615 SH       SOLE                    24692              1923
ALTRIA GROUP, INC.             COM              02209S103     1089    17825 SH       SOLE                    16700              1125
AMERICAN INTL GROUP COM        COM              026874107      788    12012 SH       SOLE                     9034              2978
ANADARKO PETROLEUM CORP.       COM              032511107      335     5175 SH       SOLE                     5175
BANK OF AMERICA CORP           COM              060505104     1375    29280 SH       SOLE                    27510              1770
BEAR STEARNS COS INC           COM              073902108     1536    15015 SH       SOLE                    13880              1135
BELO CORPORATION - A           COM              080555105      774    29500 SH       SOLE                    28675               825
BIOGEN IDEC INC                COM              09062X103      577     8675 SH       SOLE                     8675
BRISTOL MYERS SQUIBB COM       COM              110122108     1058    41325 SH       SOLE                    38965              2360
CENTEX CORP                    COM              152312104     1081    18150 SH       SOLE                    18000               150
CHEVRONTEXACO CORP             COM              166764100      804    15325 SH       SOLE                    12410              2915
CINERGY CORP                   COM              172474108     1106    26590 SH       SOLE                    24840              1750
CISCO SYS INC COM              COM              17275R102      969    50195 SH       SOLE                    44995              5200
CITIGROUP                      COM              172967101     1250    25965 SH       SOLE                    24140              1825
COCA COLA CO COM               COM              191216100      640    15390 SH       SOLE                    14355              1035
COMCAST CORP-SPECIAL CL A      COM              20030N200     1271    38705 SH       SOLE                    38355               350
COMERICA INC COM               COM              200340107     1276    20920 SH       SOLE                    19205              1715
EXXON MOBIL CORP COM           COM              30231G102     1608    31385 SH       SOLE                    28555              2830
FANNIE MAE                     COM              313586109      363     5110 SH       SOLE                     4375               735
FORD MOTOR COMPANY             COM              345370860     1132    77350 SH       SOLE                    71645              5705
FORTUNE BRANDS INC             COM              349631101     1202    15585 SH       SOLE                    14310              1275
GANNETT INC COM                COM              364730101      852    10435 SH       SOLE                     9975               460
GENERAL ELEC CO COM            COM              369604103     1724    47245 SH       SOLE                    40770              6475
GOLDEN WEST FINL DEL COM       COM              381317106     1246    20300 SH       SOLE                    20300
GUIDANT CORPORATION            COM              401698105      721    10000 SH       SOLE                    10000
HOME DEPOT INC COM             COM              437076102     1256    29399 SH       SOLE                    26680              2719
INTEL CORP COM                 COM              458140100      935    39995 SH       SOLE                    35805              4190
INTL BUSINESS MACHINES (IBM)   COM              459200101      945     9590 SH       SOLE                     9340               250
JOHNSON CONTROLS INC           COM              478366107     1060    16715 SH       SOLE                    15970               745
JPMORGAN CHASE & CO            COM              46625H100     1382    35435 SH       SOLE                    31969              3466
LEHMAN BROS HLDGS INC COM      COM              524908100     1049    12000 SH       SOLE                    12000
LINCOLN NATIONAL CORP          COM              534187109      520    11150 SH       SOLE                    11150
LUCENT TECHNOLOGIES            COM              549463107       90    24000 SH       SOLE                    23250               750
MARATHON OIL CORP              COM              565849106     1332    35430 SH       SOLE                    33125              2305
MEDTRONIC INC COM              COM              585055106      709    14285 SH       SOLE                    10485              3800
MERCK & CO INC COM             COM              589331107     1026    31925 SH       SOLE                    31800               125
MICROSOFT CORP COM             COM              594918104     1221    45710 SH       SOLE                    38735              6975
NEXTEL COMMUNICATIONS          COM              65332V103     1592    53060 SH       SOLE                    46735              6325
NOBLE CORP                     COM              G65422100     1174    23615 SH       SOLE                    22590              1025
OMNICARE                       COM              681904108      720    20825 SH       SOLE                    20250               575
ORACLE CORPORATION             COM              68389X105      847    61763 SH       SOLE                    61088               675
PFIZER INC                     COM              717081103      946    35190 SH       SOLE                    31445              3745
PROCTER & GAMBLE CO COM        COM              742718109     1495    27155 SH       SOLE                    21965              5190
QUALCOMM INC                   COM              747525103      695    16400 SH       SOLE                    15450               950
RAMBUS INC                     COM              750917106     1501    65275 SH       SOLE                    62100              3175
SBC COMMUNICATIONS INC COM     COM              78387G103      389    15125 SH       SOLE                    14250               875
SCHERING-PLOUGH CORP           COM              806605101      706    33850 SH       SOLE                    32325              1525
SCIENTIFIC-ATLANTA INC         COM              808655104      476    14450 SH       SOLE                    13975               475
SIRIUS SATELLITE RADIO, INC    COM              82966u103     1071   140650 SH       SOLE                   136550              4100
SUN MICROSYSTEMS INC           COM              866810104     1242   230500 SH       SOLE                   225850              4650
SYMANTEC CORP                  COM              871503108     1214    47145 SH       SOLE                    44075              3070
TEXAS INSTRS INC COM           COM              882508104      745    30300 SH       SOLE                    30300
TYCO INTERNAT LTD              COM              902124106     1354    37900 SH       SOLE                    36650              1250
UNITED TECHNOLOGIES  CORP      COM              913017109      284     2750 SH       SOLE                     2750
VERISIGN INC                   COM              92343E102     2096    62385 SH       SOLE                    59585              2800
VERIZON COMMUNICATIONS         COM              92343V104     1138    28105 SH       SOLE                    26115              1990
WAL MART STORES INC COM        COM              931142103      966    18300 SH       SOLE                    16795              1505
WELLPOINT INC                  COM              94973V107     1147     9975 SH       SOLE                     9550               425
WELLS FARGO & CO DEL COM       COM              949746101      610     9825 SH       SOLE                     9650               175
NASDAQ - 100 SHARES                             631100104     2085    52260 SH       SOLE                    15310              4950
RUSSELL 1000 GROWTH INDEX FUND                  464287614     2822    57435 SH       SOLE                     5740              2695
RUSSELL 1000 INDEX                              464287622     6795   104640 SH       SOLE                     8065              4575
RUSSELL 1000 VALUE INDEX FUND                   464287598      866    13050 SH       SOLE                     5855              7195
RUSSELL 2000 GROWTH INDEX FUND                  464287648     1166    17335 SH       SOLE                     5045              2290
RUSSELL 2000 SMALL CAP INDEX F                  464287655      507     3920 SH       SOLE                     2210              1710
RUSSELL 2000 VALUE INDEX FUND                   464287630      844     4375 SH       SOLE                     2360              2015
RUSSELL MIDCAP GROWTH INDEX FU                  464287481     5095    60300 SH       SOLE                     1175              3125
RUSSELL MIDCAP INDEX FUND                       464287499     4892    61670 SH       SOLE                    10855              3315
RUSSELL MIDCAP VALUE INDEX FUN                  464287473     6492    57555 SH       SOLE                     2380              1175
DFA U.S. LARGE CAP VALUE FUND                   233203827    13760 686299.801SH      SOLE                32839.425          3513.470
DFA U.S. MICRO CAP FUND                         233203504     5330 352519.016SH      SOLE                26506.939          1742.366
DFA U.S. SMALL CAP VALUE FUND                   233203819     7447 277075.002SH      SOLE                19387.463          1291.896